GoodHaven Fund
SCHEDULE OF INVESTMENTS at August 31, 2021 (Unaudited)

Shares	COMMON STOCKS - 92.4%		Value
	Banks-Diversified - 4.1%
70,000	Bank of America Corp.		$2,922,500
8,000	JPMorgan Chase & Co.		1,279,600
			4,202,100

	Computer & Software - 19.5%
12,000	Alibaba Group Holding Ltd. [1]		2,003,880
5,310	Alphabet Inc. - Class C [1]		15,448,064
7,300	Facebook, Inc. - Class A [1]		2,769,474
			20,221,418

	Diversified Holding Companies - 15.8%
50,200	Berkshire Hathaway Inc. - Class B [1]		14,345,654
25,000	EXOR NV		2,084,022
			16,429,676
	Financial Services - 13.4%
36,555	Brookfield Asset Management, Inc. - Class A		2,030,630
252	Brookfield Asset Management Reinsurance Partners Ltd.[1]		15,397
242,512	Jefferies Financial Group Inc.		8,963,244
45,000	KKR & Co, Inc.		2,893,050
			13,902,321

	General Building Materials - 5.1%
99,400	Builders FirstSource, Inc.[1]		5,297,026

	Home Builder - 4.4%
51,946	Lennar Corporation - Class B		4,546,314

	Industrial Supplies - 1.2%
32,805	Global Industrial Co.		1,262,664

	Metals & Mining - 5.1%
264,650	Barrick Gold Corp.		5,311,526

	Mortgage Banking - 2.1%
149,304	Guild Holdings Co. - Class A [1]		2,157,443

	Oil & Gas Equipment & Services - 1.6%
96,600	TerraVest Industries, Inc.		1,657,663

	Oil & Gas Exploration & Production - 6.7%
170,361	Devon Energy Corp.		5,034,167
75,667	Hess Midstream LP - Class A		1,947,669
			6,981,836

	Property/Casualty Insurance - 7.4%
5,550	Alleghany Corp.[1]		3,755,629
3,000	Chubb Ltd.		551,760
35,000	The Progressive Corp.		3,371,900
			7,679,289

	Real Estate - 4.0%
114,000	STORE Capital Corp. - REIT		4,111,980

	Utilities - 2.0%
227,400	PG&E Corp.[1]		2,085,258

	TOTAL COMMON STOCKS
	(Cost $44,827,591)		95,846,514

	PREFERRED STOCKS - 0.4%
	Government Agency - 0.4%
10,000	Federal National Mortgage Association, Series N 5.500% [1,2]		27,400
7,750	Federal National Mortgage Association, Series E, 5.100% [1,2]		20,925
69,980	Federal National Mortgage Association, Series R, 7.625% [1,2]		105,250
27,846	Federal National Mortgage Association, Series S, 8.250% [1,2,3]		49,009
171,581	Federal National Mortgage Association, Series T, 8.250% [1,2]		248,793
			451,377

	TOTAL PREFERRED STOCKS
	(Cost $977,072)		451,377

Principal Amount	U.S. GOVERNMENT SECURITIES - 6.8%
	United States Treasury Bills - 6.8%
$ 2,000,000	0.034% due 10/21/2021 [4]		1,999,861
5,000,000	0.030% due 12/16/2021 [4]		4,999,411
			6,999,272

	TOTAL U.S. GOVERNMENT SECURITIES
	(Cost $6,999,464)		6,999,272

	MISCELLANEOUS SECURITIES - 0.1% [5,6]	Notional Value
	TOTAL MISCELLANEOUS SECURITIES
	(Cost $177,394)	$3,609,530	144,425
	Total Investments
	(Cost $52,981,521) - 99.7%		103,441,588
	Cash and Other Assets in Excess of Liabilities - 0.3%		265,306
	TOTAL NET ASSETS - 100.0%		$103,706,894

REIT -	Real Estate Investment Trust
[1]	Non-income producing security.
[2]	Perpetual maturity.
[3]	Variable rate dividend; rate shown is rate of last dividend.
[4]	Rate represents the annualized effective yield to maturity from the purchase price.
[5]	Represents unrestricted previously undisclosed exchange-traded purchased options which the Fund has held for less than one year.
[6]	Notional value related to derivatives only.

GoodHaven Fund
Summary of Fair Value Exposure at August 31, 2021 (Unaudited)

The GoodHaven Fund (the "Fund"), utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2021. See the Schedule of Investments for industry breakouts.

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$95,846,514	$–	$–	$95,846,514
Preferred Stocks	403,052	48,325	–	451,377
U.S. Government Securities	–	6,999,272	–	6,999,272
Miscellaneous Securities	–	144,425	–	144,425
Total Investments in Securities	$96,249,566	$7,192,022	$–	$103,441,588